Pension Plan and Employee Benefits, Additional Disclosures (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SERP Benefits [Member]
Projected benefit payments [Abstract]
2017		$ 4,399	$ 4,399
2018		4,444	4,444
2019		4,483	4,483
2020		4,558	4,558
2021		4,578	4,578
Next five years		$ 23,168	$ 23,168
Predecessor [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual return on plan assets (in hundredths)				(2.90%)
Expected return on plan assets (in hundredths)	6.21%			6.15%	6.76%
Successor [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual return on plan assets (in hundredths)			10.90%
Expected return on plan assets (in hundredths)		6.21%
Projected benefit payments [Abstract]
2017		$ 20,152	$ 20,152
2018		21,265	21,265
2019		22,382	22,382
2020		23,719	23,719
2021		24,818	24,818
Next five years		141,584	$ 141,584
Successor [Member] | Other Benefits [Member]
Impact of future Medicare subsidies on the components of other benefit costs [Abstract]
Assumed health care cost trend rates for next fiscal year(in hundredths)			5.00%	5.00%
Ultimate health care trend rate (in hundredths)			5.00%
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of one-percentage point increase on total of service and interest cost components			$ 19
Effect of one-percentage point decrease on total of service and interest cost components			(22)
Effect of one-percentage point increase on postretirement benefit obligation			238
Effect of one-percentage point decrease on postretirement benefit obligation			(265)
Projected benefit payments [Abstract]
2017		3,927	3,927
2018		3,951	3,951
2019		4,002	4,002
2020		4,006	4,006
2021		3,993	3,993
Next five years		$ 18,190	$ 18,190